Income Taxes	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Dec. 30, 2014
Income Taxes

Note 5—Income Taxes

The Habit Restaurants, Inc. is subject to U.S. federal and state income taxation on its allocable portion of the income of The Habit Restaurants, LLC. The “Provision for income taxes” in the accompanying condensed consolidated statements of income for the 13 and 39 weeks ended September 29, 2015 is based on an estimate of the Company’s annualized effective income tax rate. The Company’s effective tax rate includes a rate benefit attributable to the fact that the Company’s subsidiary, The Habit Restaurants, LLC, operates as a limited liability company which is not itself subject to federal income tax. Accordingly, the portion of the Company’s subsidiary earnings attributable to the non-controlling interests are subject to tax when reported as a component of the non-controlling interests’ taxable income.

As a result of the recapitalization and the IPO that occurred in the fiscal year ended 2014, the portion of The Habit Restaurants, LLC’s income attributable to The Habit Restaurants Inc. is now subject to U.S. federal, state and local income taxes and is taxed at the prevailing corporate tax rates. The income tax provision reflects a tax rate of 19.18% and 21.60% for the 13 and 39 weeks ended September 29, 2015, respectively. The effective tax rate varies significantly from the federal statutory rate due to the income attributable to the non-controlling interests which is not taxed at the entity level. The income tax provision would reflect an effective tax rate of 45.7% for both of the 13 and 39 week periods ended September 29, 2015, respectively, if all of the income was taxed at Habit Restaurants, Inc. and the impact of the non-controlling interests was disregarded. Prior to July 24, 2014, The Habit Restaurants, LLC had not been subject to U.S. federal income taxes as it is organized as a limited liability company, and is treated as a partnership for federal and state income tax purposes, and therefore, there was no provision in the 13 and 39 weeks ended September 30, 2014.

The Habit Restaurants, Inc. files, income tax returns in the U.S. federal jurisdiction and various state jurisdictions and such filings include an amount from The Habit Restaurants, LLC earnings based upon the Company’s ownership. The federal statute of limitations for the Company’s subsidiaries remain open for the tax years 2008 and forward as a result of net operating losses generated within those years. The statute of limitations for state and local jurisdictions generally remain open for tax years 2010 and forward.

Tax Receivable Agreement

In connection with the IPO that occurred in the fiscal year ended 2014, the Company entered into a Tax Receivable Agreement (“TRA”). Under the TRA, the Company generally will be required to pay to the Continuing LLC Owners 85% of the amount of cash savings, if any, in U.S. federal, state or local tax that the Company actually realize directly or indirectly (or are deemed to realize in certain circumstances) as a result of (i) certain tax attributes created as a result of the IPO and any sales or exchanges (as determined for U.S. federal income tax purposes) to or with the Company of their interests in The Habit Restaurants, LLC for shares of our Class A common stock or cash, including any basis adjustment relating to the assets of The Habit Restaurants, LLC and (ii) tax benefits attributable to payments made under the TRA (including imputed interest). The Habit Restaurants, Inc. generally will retain 15% of the applicable tax savings. The amount payable to the Continuing LLC Owners under the TRA is disclosed on the Company’s balance sheet. In addition, the TRA provides for interest, at a rate equal to one year LIBOR, accrued from the due date (without extensions) of the corresponding tax return to the date of payment specified by the TRA. To the extent that the Company is unable to timely make payments under the TRA for any reason, such payments will be deferred and will accrue interest at a rate equal to one year LIBOR plus 200 basis points until paid (although a rate equal to one year LIBOR will apply if the inability to make payments under the TRA is due to limitations imposed on the Company or any of our subsidiaries by a debt agreement in effect on the date of the IPO). The Company’s ability to make payments under the TRA and to pay its tax liabilities to taxing authorities generally will depend on our receipt of cash distributions from The Habit Restaurants, LLC.

Pursuant to the LLC Agreement, the Continuing LLC Owners will have the right, from and after the expiration of the lock-up agreements described below, to exchange their LLC Units, together with a corresponding number of shares of Class B common stock (which will be cancelled in connection with any such exchange) for, at the option of The Habit Restaurants, Inc. (such determination to be made by the disinterested members of our board of directors), (i) cash consideration (calculated based on the volume-weighted average price of the Class A common stock of The Habit Restaurants, Inc., as displayed under the heading Bloomberg VWAP on the Bloomberg page designated for the Class A common stock of The Habit Restaurants, Inc. for the 15 trading days immediately prior to the delivery date of a notice of exchange) or (ii) shares of our Class A common stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications. These exchanges are expected to result in increases in the tax basis of the assets of The Habit Restaurants, LLC that otherwise would not have been available. Increases in tax basis resulting from such exchanges may reduce the amount of tax that The Habit Restaurants, Inc. would otherwise be required to pay in the future. This tax basis may also decrease gains (or increase losses) on future dispositions of certain assets to the extent tax basis is allocated to those assets.

If the IRS or a state or local taxing authority challenges the tax basis adjustments that give rise to payments under the TRA and the tax basis adjustments are subsequently disallowed, the recipients of payments under the agreement will not reimburse us for any payments the Company previously made to them. Any such disallowance would be taken into account in determining future payments under the TRA and would, therefore, reduce the amount of any such future payments. Nevertheless, if the claimed tax benefits from the tax basis adjustments are disallowed, the Company’s payments under the TRA could exceed its actual tax savings, and the Company may not be able to recoup payments under the TRA that were calculated on the assumption that the disallowed tax savings were available.

The TRA provides that (i) in the event that the Company materially breach the TRA, (ii) if, at any time, the Company elects an early termination of the TRA, or (iii) upon certain mergers, asset sales, other forms of business combinations or other changes of control, the Company’s (or our successor’s) obligations under the TRA (with respect to all LLC Units, whether or not LLC Units have been exchanged or acquired before or after such transaction) would accelerate and become payable in a lump sum amount equal to the present value of the anticipated future tax benefits calculated based on certain assumptions, including that the Company would have sufficient taxable income to fully utilize the deductions arising from the tax deductions, tax basis and other tax attributes subject to the TRA. The Company’s payment obligations under the TRA with respect to interests in The Habit Restaurants, LLC treated as sold for U.S. federal income tax purposes to the Company in connection with the IPO are calculated based on the IPO price of our Class A common stock net of underwriting discounts.

As a result of the foregoing, (i) the Company could be required to make payments under the TRA that are greater than or less than the specified percentage of the actual tax savings the Company realizes in respect of the tax attributes subject to the agreements and (ii) the Company may be required to make an immediate lump sum payment equal to the present value of the anticipated future tax savings, which payment may be made years in advance of the actual realization of such future benefits, if any of such benefits are ever realized. In these situations, the Company’s obligations under the TRA could have a substantial negative impact on its liquidity and could have the effect of delaying, deferring or preventing certain mergers, asset sales, other forms of business combinations or other changes of control. There can be no assurance that the Company will be able to finance its obligations under the TRA in a manner that does not adversely affect its working capital and growth requirements.

Payments under the TRA are intended to be treated as additional consideration for the applicable interests in The Habit Restaurants, LLC treated as sold or exchanged (as determined for U.S. federal income tax purposes) to or with the Company, except with respect to certain actual or imputed interest amounts payable under the TRA.

As of September 29, 2015, the Company recorded a liability of $88,091,000, representing the payments due to the Continuing LLC Owners under the TRA. The increase in the TRA liability during the 39 weeks ended September 29, 2015 is a result of the follow-on offering that was completed in April 2015. As of September 29, 2015, the Company estimates that it will not have an amount payable pursuant to the TRA within the next 12-month period.

Payments are due under the TRA for a given year if the Company has a net realized tax benefit. The realized tax benefit is intended to measure the decrease or increase in the actual tax liability of the Company attributable to the tax benefits defined in the TRA (i.e., basis adjustments and imputed interest), using a “with and without” methodology. Payments are anticipated to be made under the TRA for approximately 20-25 years, with the first potential payment becoming due after the filing of the Company’s 2015 federal income tax return, which will be due on September 15, 2016 (including extensions). The payments are to be made in accordance with the terms of the TRA. The Company shall pay or cause to be paid within five business days after the obligations became due (i.e. payable within 95-125 calendar days after the due date of the federal income tax return (taking into account valid extensions) dependent upon the type of holder of the TRA). The timing of the payments are subject to certain contingencies including whether the Company will have sufficient taxable income to utilize all of the tax benefits defined in the TRA.

Obligations pursuant to the TRA are obligations of the Company. They do not impact the non-controlling interest. These obligations are not income tax obligations and have no impact on the tax provision or the allocation of taxes.

Note 5—Income Taxes

Income before the provision for income taxes as shown in the accompanying Consolidated Statements of Income is as follows (in thousands):

	2013	2014
Domestic	$5,750	$7,851

Income before provision for income taxes	$5,750	$7,851

Components of the provision for income taxes consist of the following (in thousands):

	Fiscal Year Ended
	2013	2014
Current
Federal	$—	$—
State and local	—	24

Total current expense	$—	$24

Deferred expense
Federal	$—	$254
State and local	—	21

Total deferred expense	—	275

Provision for income taxes	$—	$299

Prior to July 24, 2014, The Habit Restaurants, LLC had not been subject to U.S federal income taxes as it is organized as a limited liability company, and is treated as a partnership for federal and state income tax purposes. The Habit Restaurants, Inc. and related entities file stand-alone returns for The Habit Restaurants, LLC. As a result of the recapitalization and IPO, the portion of The Habit Restaurants, LLC’s income attributable to The Habit Restaurants, Inc. is now subject to U.S federal, state and local income taxes and is taxed at the prevailing corporate tax rates. The Habit Restaurants, Inc. will file its federal income tax return for the period beginning July 24, 2014 (the incorporation date of The Habit Restaurants, Inc.) on a consolidated basis.

A reconciliation of the U.S. statutory income tax rate to The Habit Restaurants, Inc. effective tax rate is as follows:

2014
U.S. statutory tax rate	34.0%
Increase due to state and local taxes	0.6%
Effect of permanent differences	0.2%
Rate benefit as an LLC	(31.0)%

Effective tax rate	3.8%

The effective tax rate includes a rate benefit attributable to the fact that The Habit Restaurants, LLC operates as a limited liability company that is treated as a partnership for federal and state income tax purposes and is not itself subject to federal and state income tax. Accordingly, the portion of The Habit Restaurants, LLC earnings attributable to the non-controlling interest are subject to tax when reported as a component of the non-controlling interests’ taxable income.

Deferred income taxes are provided for the effects of temporary differences between the tax basis of an asset or liability and its reported amount in the accompanying Consolidated Balance Sheets.

These temporary differences result in taxable or deductible amounts in future years. Details of The Habit Restaurants, Inc. deferred tax assets and liabilities are summarized as follows (in thousands):

	Fiscal Year Ended
	December 31, 2013	December 30, 2014
Deferred tax assets
Accrued liabilities	$—	$99
Deferred income	—	801
Deferred rent	—	411
Tax Receivable Agreement—imputed interest	—	1,116
Goodwill and intangibles	—	14,188
Net operating losses	—	536

Total deferred tax assets	—	17,151

Deferred tax liabilities
Property and equipment	—	(2,488)
Prepaids	—	(153)
Other	—	(146)

Total deferred tax liabilities	—	(2,787)

Net deferred tax assets	$—	$14,364

The deferred tax assets are primarily due to the tax basis of certain assets resulting from The Habit Restaurants, Inc.’s investment in The Habit Restaurants, LLC. The Habit Restaurants, Inc.’s acquisitions of interests in The Habit Restaurants, LLC (including transactions treated as “sales or exchanges” for U.S. federal income tax purposes) from the Continuing LLC Owners for shares of our Class A common stock or cash resulted in favorable tax attributes for The Habit Restaurants, Inc. In connection with the initial public offering, we entered into a Tax Receivable Agreement (“TRA”). Under the TRA, we generally are required to pay to the Continuing LLC Owners 85% of the amount of cash savings, if any, in U.S. federal, state or local tax that we actually realize directly or indirectly (or are deemed to realize in certain circumstances) as a result of (i) certain tax attributes created as a result of the IPO and any sales or exchanges (as determined for U.S. federal income tax purposes) to or with us of their interests in The Habit Restaurants, LLC for shares of our Class A common stock or cash, including any basis adjustment relating to the assets of The Habit Restaurants, LLC and (ii) tax benefits attributable to payments made under the TRA (including imputed interest). The Habit Restaurants, Inc. generally will retain 15% of the applicable tax savings. The tax effects of the increase in tax attributes that were created as a result of the IPO and the sales or exchanges are included in the table of deferred tax assets and liabilities. The amount payable to the Continuing LLC Owners under the TRA is disclosed on our balance sheet. Net deferred tax assets are also recorded related to differences between the financial reporting basis and the tax basis of The Habit Restaurants, Inc.’s proportionate share of the net assets of The Habit Restaurants, LLC. Based on The Habit Restaurants, LLC’s historical taxable income and its expected future earnings, management evaluates the uncertainty associated with booking tax benefits and determined that the deferred tax assets are more likely than not to be realized, including evaluation of deferred tax liabilities and the expectation of future taxable income.

As of December 30, 2014, the Company had federal and state net operating loss carry forwards of $1,472,000 and $621,000, respectively. The federal net operating loss carry forwards will begin to expire in 2032 and the California net operating loss carry forwards will begin to expire in 2035.

A reconciliation of the beginning and ending amounts of gross unrecognized tax benefits, is as follows (in thousands):

Fiscal Year Ended
	December 31, 2013	December 30, 2014
Balance at the beginning of the year	$—	$—
Increases for current year tax positions	—	—
Increases for prior year tax positions	—	167
Decreases in prior year tax positions	—	—
Settlements with taxing authorities	—	—
Lapse in statutes of limitations	—	—

Balance at the end of the year	$—	$167

Included in the balance of unrecognized tax benefits as of December 30, 2014 are $167,000 of tax benefit, that if recognized, would affect the effective tax rate. The Habit Restaurants, Inc. recognizes interest and penalties, if any, related to unrecognized tax positions in the provision for income taxes in the accompanying consolidated statement of operations. No interest or penalties were accrued as of December 31, 2013 and December 30, 2014.

The Habit Restaurants, Inc. does not anticipate that the unrecognized tax benefits will significantly increase or decrease within the next twelve months of the reporting date.

The Habit Restaurants, Inc. files, or will file, income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Habit Restaurants, LLC is not subject to federal income taxes as it is a flow-through entity. The federal statute of limitations for certain corporate entities acquired by The Habit Restaurants, Inc. remain open for the tax years 2008 and forward as a result of net operating losses generated within those years. The statute of limitations for state and local jurisdictions generally remain open for tax years 2010 and forward.

Tax Receivable Agreement (“TRA”)

In connection with the IPO, the Company entered into the TRA. Under the TRA, the Company generally will be required to pay to the Continuing LLC Owners 85% of the amount of cash savings, if any, in U.S. federal, state or local tax that we actually realize directly or indirectly (or are deemed to realize in certain circumstances) as a result of (i) certain tax attributes created as a result of the IPO and any sales or exchanges (as determined for U.S. federal income tax purposes) to or with the Company of interests in The Habit Restaurants, LLC for shares of our Class A common stock or cash, including any basis adjustment relating to the assets of The Habit Restaurants, LLC and (ii) tax benefits attributable to payments made under the TRA (including imputed interest). The Habit Restaurants, Inc. generally will retain 15% of the applicable tax savings. In addition, the TRA provides for interest, at a rate equal to one year LIBOR, accrued from the due date (without extensions) of the corresponding tax return to the date of payment specified by the TRA. To the extent that the Company is unable to timely make payments under the TRA for any reason, such payments will be deferred and will accrue interest at a rate equal to one year LIBOR plus 200 basis points until paid (although a rate equal to one year LIBOR will apply if the inability to make payments under the TRA is due to limitations imposed on the Company or any of our subsidiaries by a debt agreement in effect on the date of the IPO). The Company’s ability to make payments under the TRA and to pay its tax liabilities to taxing authorities generally will depend on our receipt of cash distributions from The Habit Restaurants, LLC.

Pursuant to the LLC Agreement, the Continuing LLC Owners will have the right, from and after the expiration of the lock-up agreements described below, to exchange their LLC Units, together with a corresponding number of shares of Class B common stock (which will be cancelled in connection with any such exchange) for, at the option of The Habit Restaurants, Inc. (such determination to be made by the disinterested members of our board of directors), (i) cash consideration (generally calculated based on the volume-weighted average price of the Class A common stock of The Habit Restaurants, Inc., as displayed under the heading Bloomberg VWAP on the Bloomberg page designated for the Class A common stock of The Habit Restaurants, Inc. for the 15 trading days immediately prior to the delivery date of a notice of exchange) or (ii) shares of our Class A common stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications. These exchanges are expected to result in increases in the tax basis of the assets of The Habit Restaurants, LLC that otherwise would not have been available. Increases in tax basis resulting from such exchanges may reduce the amount of tax that The Habit Restaurants, Inc. would otherwise be required to pay in the future. This tax basis may also decrease gains (or increase losses) on future dispositions of certain assets to the extent tax basis is allocated to those assets.

If the IRS or a state or local taxing authority challenges the tax basis adjustments that give rise to payments under the TRA and the tax basis adjustments are subsequently disallowed, the recipients of payments under the agreement will not reimburse us for any payments the Company previously made to them. Any such disallowance would be taken into account in determining future payments under the TRA and would, therefore, reduce the amount of any such future payments. Nevertheless, if the claimed tax benefits from the tax basis adjustments are disallowed, the Company’s payments under the TRA could exceed its actual tax savings, and the Company may not be able to recoup payments under the TRA that were calculated on the assumption that the disallowed tax savings were available.

The TRA provides that (i) in the event that the Company materially breaches the TRA, (ii) if, at any time, the Company elects an early termination of the TRA, or (iii) upon certain mergers, asset sales, other forms of business combinations or other changes of control, the Company’s (or our successor’s) obligations under the TRA (with respect to all LLC Units, whether or not LLC Units have been exchanged or acquired before or after such transaction) would accelerate and become payable in a lump sum amount equal to the present value of the anticipated future tax benefits calculated based on certain assumptions, including that the Company would have sufficient taxable income to fully utilize the deductions arising from the tax deductions, tax basis and other tax attributes subject to the TRA. The Company’s payment obligations under the TRA with respect to interests in The Habit Restaurants, LLC treated as sold for U.S. federal income tax purposes to the Company in connection with the initial public offering are expected to be calculated based on the initial public offering price of our Class A common stock net of underwriting discounts.

As a result of the foregoing, (i) the Company could be required to make payments under the TRA that are greater than or less than the specified percentage of the actual tax savings the Company realizes in respect of the tax attributes subject to the agreements and (ii) the Company may be required to make an immediate lump sum payment equal to the present value of the anticipated future tax savings, which payment may be made years in advance of the actual realization of such future benefits, if any of such benefits are ever realized. In these situations, the Company’s obligations under the TRA could have a substantial negative impact on its liquidity and could have the effect of delaying, deferring or preventing certain mergers, asset sales, other forms of business combinations or other changes of control. There can be no assurance that the Company will be able to finance its obligations under the TRA in a manner that does not adversely affect its working capital and growth requirements.

Payments under the TRA are intended to be treated as additional consideration for the applicable interests in The Habit Restaurants, LLC treated as sold or exchanged (as determined for U.S. federal income tax purposes) to or with the Company, except with respect to certain actual or imputed interest amounts payable under the TRA.